As filed with the Securities and Exchange Commission on November 20, 1998
(File Nos. 33-            and 811-            ).

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               MACKENZIE SOLUTIONS
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered: Shares of beneficial interest, no par value per share.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, may determine.

                               MACKENZIE SOLUTIONS

                              CROSS REFERENCE SHEET

         This Registration Statement contains the Prospectus and Statement of Additional Information to be used with the five series that comprise Mackenzie Solutions (the "Registrant").

                          ITEMS REQUIRED BY FORM N-1A:

PART A:

ITEM 1    FRONT AND BACK COVER PAGES:  Front and back cover pages
ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCES: Principal Investment Strategies; Principal Risks
ITEM 3    RISK/RETURN SUMMARY: FEE TABLE:  Fees and Expenses
ITEM 4    INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED
          RISKS:  Principal Investment
          Strategies; Principal Risks; Investment Objectives, Principal Investment Strategies, and Related Risks
ITEM 5    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable
ITEM 6    MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE:  Management
ITEM 7    SHAREHOLDER INFORMATION:  Shareholder Information
ITEM 8    DISTRIBUTION ARRANGEMENTS:  Distribution Arrangements
ITEM 9    FINANCIAL HIGHLIGHTS INFORMATION:  Not applicable


PART B

ITEM 10   COVER PAGE AND TABLE OF CONTENTS:  Cover Page; Table of Contents
ITEM 11   FUND HISTORY:  General Information
ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Strategies and Risks;
          Investment Restrictions; Appendix A
ITEM 13   MANAGEMENT OF THE FUND: Trustees and Officers; Compensation Table
ITEM 14   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Trustees and
          Officers
ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Portfolio Management; Custodian; Fund Accounting Services;
          Transfer Agent and Dividend Paying Agent; Administrator; Auditors
ITEM 16   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage Allocation
ITEM 17 CAPITAL STOCK AND OTHER SECURITIES: Special Rights and Privileges; Capitalization and Voting Rights
ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Special Rights and Privileges; Capitalization and Voting
          Rights; Net Asset Value
ITEM 19   TAXATION OF THE FUND:  Taxation
ITEM 20   UNDERWRITERS:  Distribution Services
ITEM 21   CALCULATION OF PERFORMANCE DATA:  Performance Information
ITEM 22   FINANCIAL STATEMENTS:  Financial Statements

                               [Front Cover Page]





PROSPECTUS                                                   February ___, 1999





Mackenzie Solutions

     Mackenzie Solutions I - Conservative Growth
     Mackenzie Solutions II - Balanced Growth
     Mackenzie Solutions III - Moderate Growth
     Mackenzie Solutions IV - Long-term Growth
     Mackenzie Solutions V - Aggressive Growth

Mackenzie Solutions (the "Trust") is a registered open-end investment company currently consisting of five separate portfolios (listed above) that form the International Solutions asset allocation program. The International Solutions funds enable investors to tailor their exposure to different investment techniques and related risks by investing primarily in the shares of other mutual funds that in turn invest a broad range of foreign securities. No offer is made in this Prospectus of shares of these other funds.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[Insert all logos]

                                TABLE OF CONTENTS



Mackenzie Solutions:  AN OVERVIEW                             Page

PRINCIPAL INVESTMENT STRATEGIES                                   Page

PRINCIPAL RISKS                                                   Page

FEES AND EXPENSES                                                 Page

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES, AND RELATED RISKS                                     Page

MANAGEMENT                                                        Page

SHAREHOLDER INFORMATION                                           Page

DISTRIBUTION ARRANGEMENTS                                         Page

APPLICATION                                                       Page

ADDITIONAL INFORMATION ABOUT THE FUNDS                            Page

SHAREHOLDER INQUIRIES                                             Page

Mackenzie Solutions:  AN OVERVIEW

         WHAT IS Mackenzie Solutions?

International Solutions is an asset allocation program that consists of five separate international investment portfolios ("Funds"). Each Fund has its own investment objective, strategies and risk profile, ranging from "conservative growth" to "aggressive growth," and invests in the shares of other mutual funds (referred to as "underlying funds") from the following registered fund complexes: Bankers Trust, Ivy Funds, Lazard Asset Management, Montgomery Asset Management, Scudder Funds, Strong Funds and Warburg Pincus Funds. Many of the underlying funds are equity mutual funds that invest largely in stocks to achieve growth. Other underlying funds are bond mutual funds that primarily seek total return. The underlying funds may focus their investments in single countries or geographic regions, and in established or emerging markets and economies.

         WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?


Mackenzie Solutions I               Primarily capital preservation with
-Conservative Growth:                   moderate current income, and secondarily
                                        capital appreciation.

Mackenzie Solutions II -Balanced    A balance of capital appreciation and
Growth:                                 capital preservation, with moderate
                                        current income.

Mackenzie Solutions III -Moderate   Primarily capital appreciation, and
Growth:                                 secondarily near-term preservation of
                                        capital.

Mackenzie Solutions IV -            Capital appreciation without regard to
Long-term Growth:                       current income.

Mackenzie Solutions V -Aggressive   Capital appreciation without regard to
Growth:                                 current income and with substantial
                                        emerging markets exposure.


PRINCIPAL INVESTMENT STRATEGIES:

         Each Fund typically divides its assets among six to twelve underlying funds whose combined investment strategies and techniques are consistent with the Fund's achievement of its investment objective. Each underlying fund in turn invests in a wide range of international securities. As a result, an investment in a Fund is effectively diversified over hundreds of different foreign issuers. Each Fund normally invests roughly 50% of its assets in Ivy Funds.

         The underlying fund selection process is based on longer-term trends in market forces. As a result, the composition of each Fund's portfolio is expected to be relatively static with only minor adjustments in response to market developments. Among the factors usually considered in selecting the underlying funds that will comprise the Fund's portfolio are:

                  the variability of the each underlying fund's returns over time and how the fund has performed relative to the other funds that might be included in a Fund's portfolio;

                  standard accounting-based valuation and risk measures;

                  long-term expected return and risk parameters;

                  each manager's investment style and decisionmaking process;

                  capital market statistics (such as alpha, beta and R2); and

                  cost factors, such as its expense ratio, sales load (if any) and administrative overhead.


         Following is a summary of each Fund's portfolio composition and principal investment strategies, and a brief description of the types of investors for whom each Fund may be appropriate:


  FUND:           PRINCIPAL STRATEGIES:           WHO SHOULD INVEST:*

  International   Normally invests 35-50%     May be appropriate for relatively
  Solutions I     in international bond       conservative investors seeking a
  -Conservative   funds and 50-65% in         prudent trade-off between equity
  Growth          international equity        and fixed income investments.
                  funds.

  International   Normally invests 20-35%     May be appropriate for investors
  Solutions II    in international bond       with limited tolerance for
  -Balanced       funds and 65-80% in         year-to-year volatility.
  Growth          international equity
                  funds.

  International   Normally invests 75-90%     May be appropriate for moderately
  Solutions III   in international equity     aggressive investors who are
  -Moderate       funds, and 10-25% in        willing to bear a moderate level
  Growth:         international bonds funds.  of risk to achieve capital
                                              appreciation.

  International   Normally invests exclusively  May be appropriate for investors
  Solutions IV    in international equity       seeking higher potential growth
  Long-term       funds, with 20-35% invested   over the long-term while being
  Growth:         in emerging market equity     willing to sustain significant
                  funds.                        fluctuations in capital value in
                                                the short-term.

  International   Normally invests exclusively   May be appropriate for
  Solutions V -   in international equity        aggressive investors who have
  Aggressive      funds, with 35-50% invested    a longer time horizon for
  Growth:         in emerging market equity      their investments and are
                  funds.                         willing to bear a higher
                                                 level of risk in seeking
                                                 greater return.


* The information appearing in the "Who Should Invest" column is provided merely as a general guide and not as an investment recommendation. Investors should consult with their financial advisors to determine which Fund (or combination of Funds) may be appropriate in light of their individual financial needs and risk tolerance.

PRINCIPAL RISKS

     The central premise of the Mackenzie Solutions asset allocation program is that a well diversified international investment portfolio tends to be less volatile than an international portfolio that emphasizes a particular type of investment category or technique, such as stocks, bonds, or a particular country or industry sector. By investing in a broad array of mutual funds that are each managed separately and invest in many different types of securities and foreign markets, the Funds offer a high level of diversification to investors at most levels of risk tolerance. As with any mutual fund, however, you may lose money by investing in the Funds. Certain risks of loss are inherent in the way the Funds' portfolios are structured. Specifically, since the Funds' portfolios are comprised mainly of other mutual funds, the ultimate performance of a Fund will depend upon the success of these underlying funds (and each underlying fund's performance will depend in turn on the markets and securities in which the underlying fund is invested). On the other hand, since each Fund is broadly diversified through its investments in multiple underlying funds, investors in the Funds are less exposed to the risk of loss than they might otherwise be if they were to invest in a single underlying funds directly.

         The value of each underlying fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments. The underlying funds spread investment risk in varying degrees by limiting their holdings in any one company or industry. Each underlying fund will experience some degree of price volatility, however, that is driven by the extent to which its own investment portfolio is exposed to these various conditions. A Fund could therefore lose money at any time during which the underlying funds in which it is invested are not performing as well as expected.

         By investing in the underlying funds indirectly by purchasing shares of a Fund, you will bear not only your proportionate share of the Fund's expenses (see "Fees and Expenses" below) but also, indirectly, a proportionate share of the fees and expenses charged by the underlying funds. The underlying funds may also invest some portion of their assets in other investment companies. Where this occurs, the underlying funds will be subject to the expenses charged by those investment companies to their shareholders.

         The degree to which each Fund is affected by the performance of any one underlying fund will depend upon the relative weight of the underlying fund's shares in the Fund's portfolio. For example, International Solutions I - Conservative Growth, a portfolio that is expected to invest heavily in international fixed income funds, would be more susceptible to losses caused by a downturn in the international bond markets than would Mackenzie Solutions V - Aggressive Growth, which normally invests exclusively in equity funds. On the other hand, Mackenzie Solutions I Conservative Growth has only limited exposure to losses that occur in the international equity markets.

         The relative weight (and hence the corresponding risk) of each Fund's investments in the underlying funds is captured by the percentage figures in the table appearing in the "Principal Investment Strategies" section. The "Investment Objectives, Principal Investment Strategies and Related Risks" section of this Prospectus contains a description of the risks to which investors in the Funds are exposed indirectly by virtue of the investment activities of the underlying funds.

         The underlying funds that comprise each Fund's portfolio are listed in the Fund's financial statements (which are available to shareholders upon request and without charge as soon as they are available). The investment objectives and principal investment strategies of the Ivy Funds are summarized in Appendix A to this Prospectus and in the Funds' Statement of Additional Information (the "SAI" - please see the back cover page for ordering information).

                             FEES AND EXPENSES

         The following tables show the fees and expenses that apply to each Fund and its shareholders:


 --------------------  ------------  --------------  ----------  ---------------
                                                       Other      Total Annual
   Annual Fund          Management    Distribution    Expenses    Fund Operating
   Operating Expenses     Fees        and/or                        Expenses
   (1)(as a percentage                Service
   percentage of                      Rule 12b-1)
   averate net assets)                Fees
 -------------------  ------------- --------------- ------------ ---------------
   International
   Solutions I
   -Conservative
    Growth:
    Class A              None           0.25%           0.50%          0.75%
    Class B              None           1.00%           0.50%          1.50%
    Class C              None           1.00%           0.50%          1.50%
    Class I              None           None            0.41% (2)      0.41% (2)
    Advisor Class        None           None            0.50%          0.50%

   International
   Solutions II
   -Balanced Growth:
   Class A               None           0.25%           0.50%          0.75%
   Class B               None           1.00%           0.50%          1.50%
   Class C               None           1.00%           0.50%          1.50%
   Class I               None           None            0.41% (2)      0.41% (2)
   Advisor Class         None           None            0.50%          0.50%

   International
   Solutions III
   -Moderate Growth:
   Class A               None           0.25%           0.50%          0.75%
   Class B               None           1.00%           0.50%          1.50%
   Class C               None           1.00%           0.50%          1.50%
   Class I               None           None            0.41% (2)      0.41% (2)
   Advisor Class         None           None            0.50%          0.50%

   International
   Solutions IV -
   Long-term Growth:
   Class A               None           0.25%           0.50%          0.75%
   Class B               None           1.00%           0.50%          1.50%
   Class C               None           1.00%           0.50%          1.50%
   Class I               None           None            0.41% (2)      0.41% (2)
   Advisor Class         None           None            0.50%          0.50%

   International
   Solutions V
   Aggressive Growth:
   Class A               None           0.25%           0.50%          0.75%
   Class B               None           1.00%           0.50%          1.50%
   Class C               None           1.00%           0.50%          1.50%
   Class I               None           None            0.41% (2)      0.41% (2)
   Advisor Class         None           None            0.50%          0.50%

 -------------------   ---------       ----------      ---------      ---------


         (1) Annual fund operating expenses are based on estimated fees and expenses that each Fund expects to incur in its initial fiscal year ending December 31, 1999.

         (2) "Other Expenses" of Class I shares are lower than such expenses for each Fund's other classes because that class bears lower administrative services fees and transfer agency fees than Class A, Class B, Class C and Advisor Class shares (see "Fund Administration and Accounting" in the SAI).

         Each  Fund's   shareholders   will  also  bear  indirectly  the  Fund's
         proportionate share of fees and expenses charged by the underlying funds in which the Fund is invested.

EXAMPLES:

         The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

      ---------------------------------------- ---------------- ---------------

                                                    One year:     Three years:
      ---------------------------------------- ---------------- ---------------

      Mackenzie Solutions I - Conservative
      Growth
           Class A                                      $647          $801
           Class B                                      $653 (1)      $774(2)
           Class B (no redemption)                      $153          $474
           Class C                                      $253 (3)      $574(3)
           Class C (no redemption)                      $153          $474
           Class I                                      $ 42          $132
           Advisor Class                                $ 51          $160

      Mackenzie Solutions II - Balanced Growth:
           Class A                                      $647          $801
           Class B                                      $653 (1)      $774 (2)
           Class B (no redemption)                      $153          $474
           Class C                                      $253 (3)      $574 (3)
           Class C (no redemption)                      $153          $474
           Class I                                      $ 42          $132
           Advisor Class                                $ 51          $160

      Mackenzie Solutions III - Moderate
      Growth:                                           $647          $801
           Class A                                      $653 (1)      $774 (2)
           Class B                                      $153          $474
           Class B (no redemption)                      $253 (3)      $574 (3)
           Class C                                      $153          $474
           Class C (no redemption)                      $ 42          $132
           Class I                                      $ 51          $160
           Advisor Class

      Mackenzie Solutions IV -
      Long-term Growth:
           Class A                                      $647          $801
           Class B                                      $653 (1)      $774(2)
           Class B (no redemption)                      $153          $474
           Class C                                      $253 (3)      $574(3)
           Class C (no redemption)                      $153          $474
           Class I                                      $ 42          $132
           Advisor Class                                $ 51          $160

      Mackenzie Solutions V  - Aggressive
      Growth:
           Class A                                      $65          $801
           Class B                                      $65 (1)      $774 (2)
           Class B (no redemption)                      $15          $474
           Class C                                      $25 (3)      $574(3)
           Class C (no redemption)                      $15          $474
           Class I                                      $ 4          $132
           Advisor Class                                $ 5          $160
      -----------------------------------------     ------------   ------------

     * Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.

    ** Class I shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.

    (1)       Assumes deduction of a 5% CDSC at the time of redemption.

    (2)       Assumes deduction of a 3% CDSC at the time of redemption.

    (3)       Assumes deduction of a 1% CDSC at the time of redemption.



             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
                                AND RELATED RISKS

Mackenzie Solutions I - CONSERVATIVE GROWTH:

         The primary investment objective of the Conservative Portfolio is primarily capital preservation with moderate current income and seconarily capital appreciation. The underlying funds that make up the Conservative Portfolio invest primarily in fixed income and equity securities, which work together to balance its overall risk. Historically, foreign equity securities have been considered a greater investment risk than international investment-grade bonds. The Conservative Portfolio has the highest weighting in foreign bonds, thus bearing the lowest relative overall risk among the five Funds.

Mackenzie Solutions II - BALANCED GROWTH:

         The primary investment objective of the Balanced Portfolio is a balance of capital appreciation and capital preservation, with moderate current income. The underlying funds in which the Fund invests in turn invest primarily in fixed income and equity securities, which work together to balance its overall risk. The Fund's higher emphasis (relative to the Conservative Growth Fund) on underlying funds that invest in equity securities may lead to moderately increased volatility, but its greater emphasis on fixed income securities reduces its overall risk relative to the Moderate, Long-Term Growth and Aggressive Growth Funds.

Mackenzie Solutions III - MODERATE GROWTH:

         The primary investment objective of the Moderate Portfolio is primarily capital appreciation, with near-term preservation of capital as secondary to this primary objective. The underlying funds that make up the Moderate Portfolio invest primarily in equity and fixed income securities, which work together to balance its overall risk.

Mackenzie Solutions IV - LONG-TERM GROWTH:

         The primary investment objective of the Long-Term Growth Portfolio is capital appreciation without regard to current income. The underlying funds that make up the Long-Term Growth Portfolio invest in securities that incur more risk than the other portfolios but not as much as the Aggressive Growth Portfolio. For example, the Long-Term Growth Portfolio has a moderate to high weighting in emerging markets (but less than the Aggressive Growth Portfolio).

Mackenzie Solutions V - AGGRESSIVE GROWTH:

         The investment objective of the Aggressive Growth Portfolio is capital appreciation without regard to current income and with substantial emerging markets exposure. The underlying funds that make up the Aggressive Growth Portfolio may have significant holdings in emerging markets securities, which historically have incurred greater social, political and economic risk than developed markets (see "Emerging Markets" below.)

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS:

         Each  Fund is  indirectly  exposed (to varying degrees, depending on
         its portfolio composition)   to the  risks  associated  with the
         securities held by the underlying funds, which are as follows:

         COMMON STOCKS:

                  Many of the underlying funds invest primarily in common stock. Common stock can be issued by companies to raise cash. All common stock shares that could be owned represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

         DEBT SECURITIES:

                  Certain of the underlying funds invest a significant portion of their assets in debt securities, some of which may be below investment grade (sometimes referred to as "high yield" or "junk" bonds). Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The fixed income segments of each Fund's portfolio are therefore susceptible to the decline in value of the fixed income funds in which it invests in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities also tend to be more volatile than bonds with shorter maturities.

         HIGH-YIELD BONDS:

                  In general, securities rated below Baa by Moody's or BBB by S&P (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative.

         FOREIGN SECURITIES, IN GENERAL:

                  Because of the international emphasis of the International Solutions asset allocation strategy, all of the Funds will have significant exposure to foreign securities regardless of the relative weight in the Funds' portfolios of fixed income and equity-oriented underlying funds.

                  Investments in foreign securities involve an array of economic, financial and political considerations not typically associated with U.S. markets, which may affect an underlying fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, foreign investing may involve brokerage costs and tax considerations that are not usually present in the U.S. markets. The securities markets of certain foreign countries may also be smaller, less liquid and subject to greater price volatility that the U.S.
                  markets.

                  Other factors that can affect the value of foreign securities held by the underlying funds include currency fluctuations, blockages, conversion costs or transfer restrictions, and comparatively weak government supervision and regulation of securities exchanges, brokers and issuers. In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and information about their securities and business operations may be less available. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause an underlying fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

         EMERGING MARKETS:

                  The risks of investing in foreign securities are heightened in countries with new or developing economies. For example, the securities of many issuers in emerging market countries are even less liquid and more volatile than the securities of issuers in more developed foreign countries. Emerging market countries may also have relatively unstable governments and be susceptible to sudden adverse government actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). The risk of settlement delays is also increased. Many emerging markets can experience unusually high inflation rates, which in extreme cases can cause the value of assets in those countries to erode sharply.

         ASIA PACIFIC SECURITIES:

                  The economic structures of many Asia Pacific countries are less mature and their political systems are often less stable than in other more developed countries. The markets of developing countries can provide higher rates of return to investors than the markets of more developed countries, but these developing markets also tend to be much more volatile. Among the chief risks associated with investing in countries in the Asia Pacific region are (i) restrictions on repatriation of capital, (ii) unusually large currency fluctuations, (iii) the cost of currency conversion, (iv) price volatility and share illiquidity, and (v) extreme political economic risks, such as the nationalization or expropriation of assets and the risk of war. Investments in countries such as China that have recently opened their capital markets should be regarded as speculative. The dependence of many Asia Pacific countries on foreign economic assistance may also cause settlement delays.


         SOUTH AMERICAN SECURITIES:

                  The securities markets of Latin America and certain South American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in more developed nations. This can cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. For may years, most Latin and South American countries have experienced substantial (and in some cases extremely high) rates of inflation, which have had and may continue to have very negative effects on the economies and securities markets of these countries. In addition, certain Latin and South American countries are among the largest debtors to commercial banks and foreign governments, and some have declared moratoria on the payment of principal and/or interest on external debt.

OTHER IMPORTANT RISK INFORMATION:

         A Fund may from time to time take a temporary defensive position and
         invest without limit in investment  grade  corporate   bonds, U.S.
         government securities, commercial paper, certificates of deposit and other money market securities. When a Fund assumes such a defensive position it may be less well positioned to achieve its investment objective. Under certain circumstances, a Fund may also borrow from qualified banks. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

         YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).


                                   MANAGEMENT

INVESTMENT ADVISOR:

         Ivy Management, Inc. ("IMI"), located at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides business and portfolio management services to the Funds. IMI is an SEC-registered investment advisor with over $4.6 billion in assets under management, and also advises and provides business management services to the Ivy Funds. For its services, each Fund pays IMI a fee at the annual rate of 0.10% of the Fund's average daily net asset value. IMI may select a portfolio consultant for the Funds (subject to review and approval by the Trust's Board of Trustees). The portfolio consultant would be responsible for selecting the underlying funds that comprise each Fund's portfolio and rebalancing the relative mix of funds within each Fund's portfolio in light of its investment objective.

                         SHAREHOLDER INFORMATION

PRICING OF FUND SHARES:

         Each Fund calculates its share price by dividing the value of its net assets by the total number of its shares outstanding as of the close of business (usually 4:00 p.m. Eastern time) on the New York Stock
         Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday). The value of a Fund's net assets on any given day is based almost entirely on the net asset value of the Underlying Funds whose shares are held in the Fund's portfolio. Each Underlying Fund is responsible for determining its own net asset value on any given day.

         The number of shares you receive when you place an order for Fund shares is based on the Fund's net asset value next determined after your order is received by Ivy Mackenzie Services Corp. (the Funds' transfer agent) or by your registered securities dealer. If you are buying Class A shares, the number of shares you receive will be reduced by an amount that is equal to the value of the front-end sales charge that applies to Class A shares (see "Distribution Arrangements" below).

HOW TO PURCHASE FUND SHARES:

         Purchasing Fund shares involves "Choosing the Appropriate Class of Shares" and "Submitting Your Purchase Order". Please read these sections below carefully before investing.

         CHOOSING THE APPROPRIATE CLASS OF SHARES - Each Fund offers five different classes of shares referred to as Class A, Class B, Class C, Class I and Advisor Class, the essential features of which are as follows (if you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares):

               CLASS A SHARES:  Class A shares are  sold  at net asset  value plus a maximum sales charge 5.75% of (the "offering price"). The sales charge may be reduced or eliminated if certain conditions are met (see "Additional Purchase Information" below). Class A shares are also subject to a .25% annual service fee payable under a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

               CLASS B SHARES:  Class B shares are  offered  at net asset  value without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5% to zero on certain redemptions within 6 years of purchase. Class B shares are also subject to a .75% Rule 12b-1 distribution fee and a .25% Rule 12b-1 service fee, and convert automatically into Class A shares 8 years after purchase.

               CLASS C SHARES:  Class C shares are  offered  at net asset  value without an initial sales charge, but subject to a CDSC of 1% for redemptions within the first year of purchase. Class C shares are also subject to a .75% Rule 12b-1 distribution fee and a .25% Rule 12b-1 service fee.

               CLASS I AND  ADVISOR  CLASS  SHARES:  Class I and  Advisor  Class
              shares are offered to certain classes of investors at net asset value without any sales load or Rule 12b-1 fees (see "How to Buy Shares" below).


         The following table displays the various investment minimums, sales charges and expenses that apply to each class.


  ------------- --------     ---------  -------- --------- ------------
                  Class        Class     Class     Class     Advisor
                    A            B         C         I        Class
  ------------- --------     ---------  -------- --------- ------------
  ------------- --------     ---------  -------- --------- ------------
  Minimum
  Initial       $1,000        $1,000     $1,000  $5,000,000   $10,000
  Investment*
  ------------- --------     ---------  -------- ------------ -----------
  ------------- --------     ---------  -------- ------------ -----------
  Minimum
  Subsequent     $  25        $   25     $   25  $   10,000   $   250
  Investment*
  ------------  --------     ---------  -------- ------------ -----------
  ------------  --------     ---------  -------- ------------ -----------
  Initial       Maximum        None       None      None        None
  Sales        5.75%, with
  Charge       options for
               a reduced
               or waiver
               of initial
               sales charge
  ----------   ---------     --------- ---------- ---------- -----------
  ----------   ---------     --------- ---------- ---------- -----------
  CDSC        None, except   Maximum    1.00% for    None        None
              on certain     5%, but    the first
              NAV            declining   year
              purchase       over six
                             years.
  --------- -----------      ---------- ----------- ---------- ----------
  --------- -----------      ---------- ----------- ---------- ----------
  Service     0.25%           0.25%        0.25%        None       None
  and        Service         Service    Service fee
  Distribu-   fee            fee and     and 0.75%
  tion                       0.75%      Distribution
  Fees**                     Distribu-       fee
                             tion fee
  --------- -----------      ---------- ------------- -------- ----------

    * Minimum initial and subsequent investments for retirement plans are $25.

   ** Because these fees are paid out of a Fund's assets on an ongoing basis over time these fees will increase the cost of your investment and may end up costing more than other types of sales charges.

ADDITIONAL PURCHASE INFORMATION:

               CLASS A  SHARES - Class A  shares  are sold at a public  offering price equal to their net asset value per share ("NAV") plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):


--------------------------- ----------------- ---------------- -----------------
                            Sales Charge as    Sales Charge       Portion of
                            a Percentage of        as a        Public Offering
                            Public Offering    Percentage of    Price Retained
Amount Invested                  Price          Net Amount        by Dealer
                                                 Invested
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
Less than $50,000                5.75%             6.10%            5.00%
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
$50,000 but less than            5.25%             5.54%            4.50%
$100,000
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
$100,000 but less than           4.50%             4.71%            3.75%
$250,000
--------------------------- ----------------- ---------------- -----------------
--------------------------- ----------------- ---------------- -----------------
$250, 000 but less than          3.00%             3.09%            2.50%
$500,000
--------------------------- ----------------- ---------------- -----------------
$500,000 or over*                0.00%             0.00%            0.00%
--------------------------- ----------------- ---------------- -----------------

                  * See "How to Eliminate Your Initial Sales Charge" below

              Class A shares that are acquired through reinvestment of dividends or distributions are not subject to an initial sales charge.

              HOW TO REDUCE YOUR INITIAL SALES CHARGE:

                   "Rights of Accumulation"  permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Mackenzie Solutions Class A shares you own.

                   A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

              HOW TO ELIMINATE YOUR INITIAL SALES CHARGE:

              You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:

     through certain investment advisors and financial planners who charge a management, consulting or other fee for their services; under certain qualified retirement plans;

     as an employee or director of Mackenzie Investment Management Inc. or its affiliates, or as an employee of a selected dealer;

     through the Merrill Lynch Daily K Plan (the "Plan") provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

              You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. A CDSC of 1% applies if you redeem your shares within 24 months after the end of the calendar month in which the purchase was made to compensate the Funds' distributor for the up-front commission it pays out of its own resources to compensate the selling dealer for its distribution assistance, as follows:


    ------------------------------- -------------------------------
           Purchase Amount                    Commission
    ------------------------------- -------------------------------
    ------------------------------- -------------------------------
           First $3,000,000                     1.00%
    ------------------------------- -------------------------------
    ------------------------------- -------------------------------
           Next $2,000,000                      0.50%
    ------------------------------- -------------------------------
    ------------------------------- -------------------------------
           Over $5,000,000                      0.25%
    ------------------------------- -------------------------------


              Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may be also exempt from the initial sales charge on Class A shares.

         CLASS B AND CLASS C SHARES - Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

                                  --------------------- --------------------
                                                             CDSC as a
                                                           Percentage of
                                  Year Since Purchase      Dollar Amount
                                                         Subject to Charge
                                  --------------------- --------------------
                                  First                         5%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Second                        4%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Third                         3%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Fourth                        3%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Fifth                         2%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Sixth                         1%
                                  --------------------- --------------------
                                  --------------------- --------------------
                                  Seventh and                   0%
                                           thereafter
                                  --------------------- --------------------

         The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

         The CDSC for Class B shares is waived for:

                   Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

                   Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.

                   Redemption   resulting  from  a  tax-free  return  of  excess
contribution to an IRA.

                   Withdrawals  resulting from  shareholder  death or disability provided that the redemption is requested within one year of death or disability.

                   Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

         Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A shares and Class I shares. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Funds' distributor, uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

         Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

         CLASS I AND ADVISOR CLASS - Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Advisor Class shares are offered only to certain retirement plan trustees and financial advisors. Class I and Advisor class shares also bear lower fees than Class A, Class B and Class C shares.

SUBMITTING YOUR PURCHASE ORDER:

         INITIAL INVESTMENTS:

         Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to International Solutions (see page [XX] for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

         BY REGULAR MAIL:                   BY COURIER:

         Ivy Mackenzie Services Corp.           Ivy Mackenzie Services Corp.
         P.O. Box 3022                          700 South Federal Hwy.
         Boca Raton, FL  33431-0922             Boca Raton, FL  33432

BUYING ADDITIONAL SHARES:

         There are many ways to increase your investment in a Fund:

                   BY MAIL - Send your check with a  completed  investment  slip
                  (attached to your account statement) or written instructions indicating the account registration, fund number or name, and account number. Mail to one of the addresses above.

                   THROUGH   YOUR   BROKER   -   Deliver   to  your   registered
                  representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

                   BY WIRE -  Purchases  may also be made by wiring  money  from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at (800) 777-6472. Wiring instructions are as follows:

                       First Union National Bank of Florida
                       Jacksonville, FL
                       ABA #063000021
                       Account #2090002063833

                    For further credit to:

                     Your Mackenzie Solutions Account Number
                       Your Fund Number and Account Number

                   BY AUTOMATIC  INVESTMENT  METHOD - You can  authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your IS account. Complete sections [XX] and [XX] of the Account Application.

HOW TO REDEEM YOUR FUND SHARES:

         SUBMITTING YOUR REDEMPTION ORDER:

         You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner.
         If you choose to redeem directly through IMSC, you have several ways to submit your request:

                   BY MAIL - Send your written redemption request to IMSC at one of the addresses on page XX of this Prospectus. Be sure that all registered owners listed on the account sign the request. Signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven business days (or longer in the case of shares recently purchased by check).

                   BY  TELEPHONE  - Call IMSC at (800)  777-6472  to redeem from your account. In order to process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                   BY  SYSTEMATIC  WITHDRAWAL  PLAN (SWP) - You can authorize to have funds electronically drawn each month from your IS account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete sections XX of the Account Application to add this feature to your account.

         RECEIVING YOUR REDEMPTION PROCEEDS - You can receive redemption proceeds through a variety of payment methods:

                   BY CHECK - Unless otherwise  instructed,  checks will be made payable to the current account registration and sent to the address of record.

                   BY FEDERAL  FUNDS  WIRE - Proceeds  will be wired on the next business day to a pre-designated bank account. Requests by telephone can only be accepted for amounts up to $50,000. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

                   BY ELECTRONIC FUNDS TRANSFER - For SWP redemptions only.

         IMPORTANT REDEMPTION INFORMATION:

                   A CDSC may apply to  certain  Class A share  redemptions,  to
                  Class B shares redeemed within 6 years of purchase, and to Class C shares that are redeemed within one year of purchase.

                   All redemptions  are made at the NAV next determined  after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day.

                   If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees.

                   Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

                   A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

                   A Fund may take up to 7 business days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

HOW TO EXCHANGE YOUR FUND SHARES:

         Shares of one Fund may be exchanged for shares of another Fund, subject to certain restrictions (see "Important Exchange Information" below).

         SUBMITTING YOUR EXCHANGE ORDER - You may submit an exchange request to IMSC as follows:

                   BY MAIL - Send your written  exchange  request to IMSC at one of the addresses on page XX of this Prospectus. Be sure that all registered owners listed on the account sign the request.

                   BY  TELEPHONE - Call IMSC at (800)  777-6472 to  authorize an exchange transaction. In order to process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

         IMPORTANT EXCHANGE INFORMATION:

                   You must exchange into the same share class you currently own.

                   Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

                   It is the  policy of the Funds to  discourage  the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds therefore reserve the right to limit the frequency of exchanges or cancel the exchange privilege if circumstances warrant.


DIVIDENDS AND DISTRIBUTIONS:

                   Each Fund generally declares and pays dividends and capital gain distributions (if any) at least once a year.

                   Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.

                   Reinvested  dividends  and  distributions  are  added to your account at NAV and are not subject to a CDSC regardless of which share class you own.

                   Cash dividends and distributions can be sent to you:

                   BY MAIL - a check will mailed to the address of record unless otherwise instructed.

                  BY ELECTRONIC FUNDS TRANSFER ("EFT") - your proceeds will be directly deposited into your bank account.

                  To change your dividend and/or distribution options, call IMSC at (800) 777-6472.

TAX CONSEQUENCES:

         Dividends that shareholders receive from a Fund's net investment income generally are taxable as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders at the maximum long-term capital gains rate. The holding period for long-term capital gain treatment depends on how long the Fund has held the asset(s) giving rise to the gain, regardless of how long shareholders have held their Fund shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of the dividends from ordinary income may qualify for the dividends received deduction for corporations.

                                   APPLICATION



                           (To be filed by amendment)

                                   APPENDIX A

         Following is a brief description of the investment objective and principal investment policies of the eight underlying funds that are series of Ivy Fund. The risks associated with these investment practices are described in Appendix A to the SAI. The following information is merely a summary and should not be relied upon as a complete statement of the investment techniques that the Ivy Funds may use to achieve their respective investment objectives. Additional information about the Ivy Funds and the other underlying funds may be obtained by calling or writing to the Distributor at the phone number and address printed on the back cover page of this Prospectus. Contact information relating to the other underlying funds is also available through the Distributor.

                   IVY ASIA PACIFIC FUND has a primary investment objective of long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.
         Normally,  the  Fund  is  invested  at  all  times  in at  least  three
         Asia-Pacific countries. The Fund does not normally concentrate its investments in any particular industry.

                   IVY CHINA REGION FUND has a principal investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region"). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and may have more than 50% of its total assets in Hong Kong. The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of companies whose current or expected performance is judged by IMI to be strongly associated with the China Region. The Fund may invest less than 35% of its net assets in "high yield" or "junk" bonds (i.e., those rated Ba or below by Moody's or BB or below by S&P), but will not invest in debt securities rated less than C by either Moody's or S&P.

                   IVY DEVELOPING NATIONS FUND has a principal objective of long-term growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. For purposes of capital appreciation, the Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund will not invest more than 20% of its total assets in "high yield" or "junk" bonds, and will not invest in debt securities rated less than C by either Moody's or S&P.

                   IVY INTERNATIONAL FUND II has a principal objective of long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. The Fund invests in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets.

                   IVY INTERNATIONAL SMALL COMPANIES FUND has a principal investment objective of long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. The Fund invests its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market.

                   IVY INTERNATIONAL STRATEGIC BOND FUND [[to be completed after initial prospectus for this fund is drafted]].

                   IVY PAN-EUROPE FUND has a principal investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country;
         (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The Fund does not expect to concentrate its investments in any particular industry. The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in "high yield" or "junk" bonds. The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

                   IVY SOUTH AMERICA FUND has an investment objective of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may, however, participate in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund does not expect to concentrate its investments in any particular industry. The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by South American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., "high yield" or "junk" bonds).


         Each of the eight Ivy Fund series may also engage (to a greater or lesser extent, as described in each Fund's prospectus) in any or all of the following derivative investment practices: purchasing put and call option on securities and/or stock indices, selling covered put options, writing covered call options, entering into foreign currency exchange transactions, engaging in transactions in (and options on) stock index and/or foreign currency futures contracts, and entering into forward foreign currency contracts. For temporary or emergency purposes, or to assume a defensive position when market conditions warrant, an Ivy Fund series may borrow money from banks (but only to the extent described in its prospectus), and may invest without limit in cash, U.S. government securities, commercial paper and bank obligations (and related repurchase agreements). The Ivy Funds may also invest (to a greater or lesser extent, as described in each Fund's prospectus) in investment grade debt securities, repurchase agreements, restricted and illiquid securities, securities issued on a "when issued" or firm commitment basis, and zero coupon bonds. The risks associated with these investment practices are described in Appendix A to the SAI.

                                [Back Cover Page]



                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds and their investments is contained in the Statement of Additional Information ("SAI") for the Funds dated February ___, 1999, which is available upon request and without charge from the Distributor at the following address and phone number:

                           Ivy Mackenzie Distributors, Inc.
                           Via Mizner Financial Plaza
                           700 South Federal Highway
                           Boca Raton, Florida 33432
                           (800) 456-5111

Information about the Funds (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                              SHAREHOLDER INQUIRIES

Please call Ivy Mackenzie Services Corp., the Funds' transfer agent, at 1-800-777-6472 regarding any other inquiries about the Funds.




Investment Company Act File No. _____________

                               MACKENZIE SOLUTIONS

                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                   Mackenzie Solutions I - Conservative Growth
                    Mackenzie Solutions II - Balanced Growth
                    Mackenzie Solutions III - Moderate Growth
                    Mackenzie Solutions IV - Long-Term Growth
                    Mackenzie Solutions V - Aggressive Growth


                       STATEMENT OF ADDITIONAL INFORMATION

                               February ___, 1999



         This Statement of Additional Information ("SAI") describes the five investment portfolios (the "Portfolios") that comprise Mackenzie Solutions (the "Trust"), an asset allocation program that enables investors to tailor their exposure to different investment techniques and related risks by investing in a single Portfolio or group of Portfolios that invest primarily in the shares of other mutual funds. All of the mutual funds in which the Portfolios invest have an international investment emphasis.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Portfolios dated February ___, 1999 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below.


                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                        Ivy Mackenzie Distributors, Inc.
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111
                                       ii
                                TABLE OF CONTENTS


GENERAL INFORMATION................................................1

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS........................1

UNDERLYING FUNDS THAT ARE SERIES OF IVY FUND.......................3

THE PORTFOLIO'S INVESTMENT RESTRICTIONS............................7

MANAGEMENT OF THE PORTFOLIOS.......................................7

TRUSTEES AND OFFICERS.............................................10

COMPENSATION TABLE................................................10

BROKERAGE ALLOCATION..............................................10
         DISTRIBUTION SERVICES....................................11
         CUSTODIAN................................................14
         FUND ACCOUNTING SERVICES.................................14
         TRANSFER AGENT AND DIVIDEND PAYING AGENT.................14
         ADMINISTRATOR............................................15
         AUDITORS.................................................15

SPECIAL RIGHTS AND PRIVILEGES.....................................15
         AUTOMATIC INVESTMENT METHOD..............................15
         EXCHANGE OF SHARES.......................................16
         LETTER OF INTENT.........................................18
         RETIREMENT PLANS.........................................18
         REINVESTMENT PRIVILEGE...................................22
         REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION.........22
         SYSTEMATIC WITHDRAWAL PLAN...............................23
         GROUP SYSTEMATIC INVESTMENT PROGRAM......................23
         REDEMPTIONS..............................................25
         CONVERSION OF CLASS B SHARES.............................26

PERFORMANCE INFORMATION...........................................26

CAPITALIZATION AND VOTING RIGHTS..................................29

TAXATION 30
         DEBT SECURITIES ACQUIRED AT A DISCOUNT...................31
         DISTRIBUTIONS............................................32
         DISPOSITION OF SHARES....................................33
         BACKUP WITHHOLDING.......................................33

NET ASSET VALUE...................................................34

ADDITIONAL INFORMATION............................................35

FINANCIAL STATEMENTS..............................................35

APPENDIX A:.......................................................36
         RISKS ASSOCIATED WITH INVESTMENT TECHNIQUES
         USED BY UNDERLYING FUNDS THAT ARE SERIES OF IVY FUND.....36

APPENDIX B
         STATEMENT OF ASSETS AND LIABILITIES AS
         OF____________, 1999 AND REPORT OF INDEPENDENT
         ACCOUNTANTS..........----................................37

                               GENERAL INFORMATION

         The Portfolios are separately managed series of the Trust, a diversified open-end management investment company organized as a Massachusetts business trust on November 18, 1998. Each Portfolio invests primarily in the shares of other mutual funds (referred to in this SAI as "underlying funds"), and normally allocates its investments among six to twelve underlying funds with a mix of equity and fixed income investments that is appropriate in light of the Portfolio's investment objective. Many of the underlying funds are equity mutual funds that invest largely in stocks to achieve growth. Other underlying funds are bond mutual funds that primarily seek total return. The underlying funds may focus their investments in single countries or geographic regions, and in established or emerging markets and economies. All of the underlying funds have an international investment emphasis. Each Portfolio normally invests roughly 50% of its assets in underlying funds that are series of Ivy Fund, a registered open-end management investment company that is part of the same "group of funds" as the Trust (within the meaning of the 1940 Act). IMI provides business and portfolio management services to the Ivy Funds and to the Portfolios (see "Management of the Portfolios" below).

         The Portfolios are designed to accommodate distinct investor financial goals and profiles (ranging from "conservative growth" to "aggressive growth"), and can serve as a complete investment program or as part of a larger portfolio strategy. There is no guarantee that a Portfolio will be able to meet its investment objective, and an investor in the Portfolios could lose money.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         Each Portfolio has its own investment objective and principal investment strategies, which are summarized below and described in greater detail in the "Principal Risks" and "Investment Objectives, Principal Investment Strategies and Related Risks" sections of the Prospectus.

MACKENZIE SOLUTIONS I - CONSERVATIVE GROWTH:

         The primary investment objective of the Conservative Portfolio is primarily capital preservation with moderate current income, and secondarily capital appreciation. The underlying funds that make up the Conservative Portfolio invest primarily in fixed income and equity securities, which work together to balance its overall risk. Historically, foreign equity securities have been considered a greater investment risk than international investment-grade bonds. The Conservative Portfolio has the highest weighting in foreign bonds, thus bearing the lowest relative overall risk among the five Funds.

MACKENZIE SOLUTIONS II - BALANCED GROWTH:

         The primary investment objective of the Balanced Portfolio is a balance of capital appreciation and capital preservation, with moderate current income. The underlying funds in which the Fund invests in turn invest primarily in fixed income and equity securities, which work together to balance its overall risk. The Fund's higher emphasis (relative to the Conservative Growth Fund) on underlying funds that invest in equity securities may lead to moderately increased volatility, but its greater emphasis on fixed income securities reduces its overall risk relative to the Moderate, Long-Term Growth and Aggressive Growth Funds.

MACKENZIE SOLUTIONS III - MODERATE GROWTH:

         The primary investment objective of the Moderate Portfolio is primarily capital appreciation, with near-term preservation of capital as secondary to this primary objective. The underlying funds that make up the Moderate Portfolio invest primarily in equity and fixed income securities, which work together to balance its overall risk.

MACKENZIE SOLUTIONS IV - LONG-TERM GROWTH:

         The primary investment objective of the Long-Term Growth Portfolio is capital appreciation without regard to current income. The underlying funds that make up the Long-Term Growth Portfolio invest in securities that incur more risk than the other portfolios but not as much as the Aggressive Growth Portfolio. For example, the Long-Term Growth Portfolio has a moderate to high weighting in emerging markets (but less than the Aggressive Growth Portfolio.)

MACKENZIE SOLUTIONS V - AGGRESSIVE GROWTH:

         The investment objective of the Aggressive Growth Portfolio is capital appreciation without regard to current income and with substantial emerging markets exposure. The underlying funds that make up the Aggressive Growth Portfolio may have significant holdings in emerging market securities, which historically have incurred greater social, political and economic risk than developed markets (see "Emerging Markets" below.)


         The risks of investing in a particular Portfolio are determined by the nature of the securities held by the underlying funds in which the Portfolio invests. Each Portfolio's assets are allocated among certain of the underlying funds in accordance with predetermined percentage ranges, based on the Portfolio's investment objective and the Advisor's evaluation of the financial markets, world economies and the relative performance potential of the underlying funds.

         The value of each underlying fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments. As diversified, open-end investment company's, the underlying funds spread investment risk in varying degrees by limiting their holdings in any one company or industry. Each underlying fund will experience some degree of price volatility, however, that is driven by the extent to which its own investment portfolio is exposed to these various conditions. A Portfolio could therefore lose money at any time during which the underlying funds in which it is invested are not performing as well as expected. The degree to which each Portfolio is affected by the performance of any one underlying fund will depend upon the relative weight of the underlying fund's shares held by the Portfolio. For example, the Conservative Portfolio, which is expected to have significant holdings in international fixed income funds, would be more susceptible to losses caused by a downturn in the international bond markets than would be the Aggressive Portfolio, which normally invests primarily in underlying funds that are equity-oriented. On the other hand, the Conservative Portfolio has only limited exposure to losses that occur in the international equity markets.

         Other considerations relating to the underlying funds can affect the performance of the Portfolios. For example, investment decisions by the investment advisers of the underlying funds are made independently and bear no direct relation to the management techniques employed with respect to the Portfolios. Accordingly, the investment adviser of an underlying fund may decide to purchase shares of the same issuer whose shares are being sold by the investment adviser of another underlying fund (which would cause an indirect expense to a Portfolio in the form or transaction costs without accomplishing any investment purpose). The underlying funds are also permitted under the securities laws to invest some portion of their assets in other investment companies. Where this occurs, the underlying funds will be subject to the expenses charged by those investment companies to its shareholders.

         Each Portfolio may also deviate from its primary investment emphasis on the underlying funds and assume a temporary defensive position by investing in cash and liquid debt securities, such as U.S. government securities, commercial paper, bank obligations, short-term notes and repurchase agreements. During such times, a Portfolio may miss out on indirect investment opportunities through underlying funds that continue to perform well despite the market factors that gave rise to the Portfolio's having assumed its defensive position. Assuming a defensive position would also cause a Portfolio to experience a higher turnover rate. To the extent a Portfolio is purchasing shares of underlying funds that have sales loads, a higher turnover rate would result in correspondingly higher sales loads paid by the Portfolio. Higher than normal trading in underlying fund shares also may result in realization of net short-term capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Portfolio at ordinary income tax rates (see "Dividends, Distributions and Taxes").

         For temporary or emergency purposes, each Portfolio may also borrow from qualified banks to the maximum extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Borrowing may exaggerate the effect on a Portfolio's net asset value of any increase or decrease in the value of the securities held by the Portfolio. Money borrowed will also be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

                  UNDERLYING FUNDS THAT ARE SERIES OF IVY FUND

         Following is a brief description of the investment objective and principal investment policies of the underlying funds that are series of Ivy Fund. The risks associated with these investment practices are described in Appendix A. Additional information about the Ivy Funds and the other underlying funds may be obtained by calling or writing to the Distributor at the phone number and address printed on the cover of this SAI.

                            IVY  ASIA  PACIFIC  FUND  has a  primary  investment
                  objective of long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares. Normally, the Fund is invested at all times in at least three Asia-Pacific countries. The Fund does not normally concentrate its investments in any particular industry. The Fund may invest up to 5% of its net assets in "high yield" or "junk" bonds (i.e., those rated Ba or below by Moody's or BB or below by S&P). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

                            IVY CHINA  REGION  FUND has a  principal  investment
                  objective of long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region"). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and may have more than 50% of its total assets in Hong Kong. The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of companies whose current or expected performance is judged by IMI to be strongly associated with the China Region. The Fund may invest less than 35% of its net assets in "high yield" or "junk" bonds, but will not invest in debt securities rated less than C by either Moody's or S&P.

                            IVY   DEVELOPING   NATIONS   FUND  has  a  principal
                  objective of long-term growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. For purposes of capital appreciation, the Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund will not invest more than 20% of its total assets in "high yield" or "junk" bonds, and will not invest in debt securities rated less than C by either Moody's or S&P.

                            IVY INTERNATIONAL FUND II has a principal  objective
                  of long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. The Fund invests in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets.

                            IVY   INTERNATIONAL   SMALL  COMPANIES  FUND  has  a
                  principal investment objective of long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. The Fund invests its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The Fund may invest up to 5% of its net assets in "high yield" or "junk" bonds, but will not invest in debt securities rated less than C by either Moody's or S&P.
                            IVY  INTERNATIONAL   STRATEGIC  BOND  FUND  [[to  be
                  completed after initial prospectus for this fund is filed]].

                            IVY  PAN-EUROPE  FUND  has  a  principal  investment
                  objective of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests 65% of its total assets in the equity securities of "European companies," which include any issuer
                  (a) that is  organized  under the laws of a European  country;
                  (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The Fund does not expect to concentrate its investments in any particular industry. The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in "high yield" or "junk" bonds. The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

                            IVY SOUTH AMERICA FUND has an  investment  objective
                  of long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund normally invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include
                  (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may, however, participate in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund does not expect to concentrate its investments in any particular industry. The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by South American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., "high yield" or "junk" bonds).

         Each of the eight Ivy Fund series may also engage (to a greater or lesser extent, as described in each Fund's prospectus) in any or all of the following derivative investment practices: purchasing put and call option on securities and/or stock indices, selling covered put options, writing covered call options, entering into foreign currency exchange transactions, engaging in transactions in (and options on) stock index and/or foreign currency futures contracts, and entering into forward foreign currency contracts. For temporary or emergency purposes, or to assume a defensive position when market conditions warrant, an Ivy Fund series may borrow money from banks (but only to the extent described in its prospectus), and may invest without limit in cash, U.S. government securities, commercial paper and bank obligations (and related repurchase agreements). The risks associated with these investment practices are described in Appendix A.

                     THE PORTFOLIO'S INVESTMENT RESTRICTIONS

         Each Portfolio has adopted certain fundamental investment policies, which may only be changed with the approval of a majority of the Portfolio's outstanding voting shares (see "Capitalization and Voting Rights").
Under these policies, no Portfolio may:

          (i) issue senior securities (except as permitted under the 1940 Act, and as otherwise permitted by any authorized regulatory authority);

          (ii) borrow money (except as permitted under the 1940 Act, and as otherwise permitted by any authorized regulatory authority);

          (iii) engage in the business of underwriting securities issued by others (except as otherwise permitted by applicable law);

          (iv) concentrate its investments in a particular industry or group of industries;

          (v)      purchase or sell real estate;

          (vi) purchase physical commodities or contracts relating to physical commodities; and

          (vii) make loans (except as permitted under the 1940 Act, and as otherwise permitted by any authorized regulatory authority).

         Each of the policies described in this section relate to the Portfolios and may or may not have been adopted by the underlying funds, each of which has its own investment policies and restrictions that are described in its prospectus and statement of additional information.


                          MANAGEMENT OF THE PORTFOLIOS

         Ivy Management, Inc. ("IMI") provides business and portfolio management and investment advisory services to the Portfolios pursuant to a Business
Management and Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement was approved by the sole shareholder of each Portfolio on __________, 1999. Before that, the Advisory Agreement was approved at a meeting held on ___________, 1999 by each Portfolio's Board of Trustees , including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Portfolios nor have any direct or indirect financial interest in the operation of the Portfolios' distribution plans (see "Distribution Services") or in any related agreement (referred to herein as the "Independent Trustees").

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI") (address), a Delaware corporation that has approximately 10% of its outstanding common stock listed on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on the TSE. MFC is registered in Ontario as a mutual fund dealer. IMI currently acts as manager and investment adviser to all of the underlying funds that are series of Ivy Fund.

         The Advisory Agreement obligates IMI to make investments for the accounts of the Portfolios in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, and subject to policy decisions adopted by the Trustees. Under the Advisory Agreement, IMI is also obligated to (1) coordinate with each Portfolio's Custodian and monitor the services it provides to the Portfolio; (2) coordinate with and monitor any other third parties furnishing services to the Portfolios;
(3) provide the Portfolios with necessary office space, telephones and other communications facilities as needed; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Portfolios or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Portfolios; (5) maintain or supervise the maintenance by third parties of such books and records of the Portfolios as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Portfolios to serve in such capacities; and (7) take such other action with respect to the Portfolios, upon their approval, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

         Each Portfolio pays IMI a monthly fee for its services under the Advisory Agreement at an annual rate of 0.10% of the Portfolio's average net assets. Each Portfolio is also responsible for the following expenses: (1) the fees and expenses of the Portfolio's Independent Trustees; (2) the salaries and expenses of any of the Portfolios' officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Portfolios' Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Portfolios' legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

         The initial term of the Advisory Agreement is two years from ______________, 1999 (the Advisory Agreement's commencement date). The Advisory Agreement will continue in effect with respect to the Portfolios from year to year, or for more than the initial period, as the case may be, only so long as such continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Portfolio or (b) by the vote of a majority of the entire Board. If the question of continuance of the Advisory Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio.
See "Capitalization and Voting Rights."

         The Advisory Agreement may be terminated with respect to a Portfolio at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of that Portfolio, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Advisory Agreement shall terminate automatically in the event of its assignment.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                          POSITION WITH     BUSINESS AFFILIATIONS OCCUPATIONS
NAME, ADDRESS, AGE        THE TRUST                 AND PRINCIPAL OCCUPATIONS
C. William Ferris         Secretary/    Senior Vice President, Chief Financial
700 South Federal Hwy.    Treasurer     Officer and Secretary/Treasurer of MIMI
Suite 300                               (1995-present); Senior Vice President,
Boca Raton, FL  33432                   Finance and Administration/Compliance
Age: 53                                 Officer of MIMI (1989-1994); Sr. Vice
                                        President, Secretary/Treasurer and Clerk of IMI (1994-present); Vice President,
                                        Finance/Administration and Compliance
                                        Officer of IMI (1992-1994); Senior Vice
                                        President, Secretary/Treasurer and
                                        Director of IMDI (1994-present);
                                        Secretary/Treasurer and Director of IMDI
                                        (1993-1994); President and Director of
                                        IMSC (1996-present); Secretary/
                                        Treasurer and Director of IMSC
                                        (1993-1996); Secretary/Treasurer of
                                        MFI (1993-1995); Secretary/Treasurer
                                        of MST (1994-1998).


         As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Portfolio shares.


                               COMPENSATION TABLE
                               MACKENZIE SOLUTIONS
                      (FISCAL YEAR ENDED DECEMBER 31, 1998)

                      [[TABLE TO BE INSERTED BY AMENDMENT]]



                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Portfolios' underlying fund shares and other permitted securities investments. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities, where applicable, are usually principal transactions and therefore brokerage commissions are usually not required to be paid by the Portfolios for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

         IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Portfolios effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Portfolios. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution. As of the date of this SAI, the Portfolios have not paid any brokerage commissions.

         The Portfolios may, under some circumstances, accept securities in lieu of cash as payment for Portfolio shares. The Portfolios will accept securities only to increase their holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Portfolios. While no minimum has been established, it is expected that each Portfolio will not accept securities having an aggregate value of less than $1 million. The Portfolios may reject in whole or in part any or all offers to pay for the Portfolios' shares with securities and may discontinue accepting securities as payment for the Portfolios' shares at any time without notice. The Portfolios will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Portfolios, and the Portfolios' shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

DISTRIBUTION SERVICES

     Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, serves as the exclusive distributor of the Portfolios' shares pursuant to a Distribution Agreement with the Portfolios dated (the "Distribution Agreement"). The Board approved the Distribution Agreement on . IMDI distributes shares of the Portfolios through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Portfolios continuously, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Portfolios shares.

         Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Portfolio shares sold equal to the difference, if any, between the public offering price, as set forth in the Portfolio's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

         Under the Distribution Agreement, each Portfolio bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         As of the date of this each SAI, IMDI had not received any payments under the Distribution Agreement with respect to any Portfolio.

         The Distribution Agreement will continue in effect for each Portfolio for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Portfolio. The Distribution Agreement may be terminated with respect to any Portfolio at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Portfolio or by any Portfolio by vote of either a majority of the outstanding voting securities of any Portfolio or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors and filed with the SEC. At a meeting held on _________________, the Trustees adopted a Rule 18f-3 plan on behalf of the Portfolios. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Portfolio represent an equal pro rata interest in that Portfolio and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Portfolio may be exchanged for shares of the same class of another Ivy fund; and
(iii) each Portfolio's Class B shares will convert automatically into Class A shares of that Portfolio after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Portfolio, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Portfolio's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Portfolio and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Portfolio's shares, although it is impossible to know for certain the level of sales and redemptions of each Portfolio's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under each Plan, the Portfolios each pay to IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, respectively. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of Portfolio shares, answering routine inquiries concerning the Portfolios and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to a Portfolio's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under the Portfolios' Class B and Class C Plans, each Portfolio also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fees compensate IMDI for expenses incurred in connection with activities primarily intended to result in the sale of each Portfolio's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Portfolio under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Portfolios shall be committed to the discretion of Trust who are not "interested persons" of the Portfolios.

         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Portfolio. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Portfolios' shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly. As of the date of this SAI, no payments had been made under the Plans with respect to each Portfolio.

         Each Plan may be amended at any time with respect to the class of shares of each Portfolio to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of each Portfolio to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

         If the Distribution Agreement or any Plan is terminated (or not renewed) with respect to any of the Portfolios (or class of shares thereof), each may continue in effect with respect to any other Portfolio (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the Portfolios' assets.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Portfolios. As compensation for those services, each Portfolio pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of each Portfolio at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. As of the date of this SAI, no payments have been made under the agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Portfolios. Under the Agreement, each Portfolio (except with respect to its Class I shares) pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B and Class C account. Each Portfolio pays $10.25 per open Class I account. In addition, each Portfolio pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, the Portfolios had made no payments for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Portfolios through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof). As of the date of this SAI, no payments have been made with respect to the provision of these services for the Portfolios.

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Portfolios. As compensation for these services, each Portfolio (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of .10% of that Portfolio's average daily net assets. Each Portfolio pays MIMI a monthly fee at the annual rate of .01% of its average daily net assets for Class I. As of the date of this SAI, the Portfolios had made no payments under the Administrative Services Agreement.

         Outside of providing administrative services to the Portfolios, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of the Portfolios. As of the date of this SAI, no payments have been made with respect to the provision of these services for the Portfolios.

AUDITORS

         PricewaterhouseCoopers LLP, independent certified public accountants, have been selected as auditors for the Portfolios. The audit services performed by PricewaterhouseCoopers LLP include audits of the annual financial statements of each Portfolio. Other services provided principally relate to filings with the SEC and the preparation of the Portfolios' tax returns.

                          SPECIAL RIGHTS AND PRIVILEGES

         The Portfolios offer (and except as noted below bear the cost of providing) to investors the following rights and privileges. Each Portfolio reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Portfolio shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Portfolio shares, is available for all classes of shares except Class I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. To use this privilege, please complete Sections __ and __ of the Account Application that is included with the Prospectus.

EXCHANGE OF SHARES

         Shareholders of the Portfolios have an exchange privilege with each other Portfolio. Before effecting an exchange, shareholders should review the Prospectus and this SAI as it relates to the Portfolio into which the exchange is being made.

         INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Portfolio ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.)

         CONTINGENT DEFERRED SALES CHARGE SHARES -- CLASS-A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Portfolio ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Portfolio exercising the exchange privilege will continue to be subject to that Portfolio's CDSC period following an exchange if such period is longer than the CDSC period, if any, that applies to the new Class A shares. For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

         CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Portfolio ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Portfolio exercising the exchange privilege will continue to be subject to that Portfolio's CDSC schedule.

         For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

         The following table shows the CDSC schedule that applies to each Portfolio's Class B shareholders:

                          CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR AMOUNT SUBJECT TO CHARGE
YEAR SINCE PURCHASE
First                                          5%
Second                                         4%
Third                                          3%
Fourth                                         3%
Fifth                                          2%
Sixth                                          1%
Seventh and thereafter                         0%


         CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Portfolio ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

         CLASS I AND ADVISOR CLASS: Subject to any "minimum purchase" restrictions set forth in the following paragraph, Class I and Advisor Class shareholders may exchange their outstanding Class I (or Advisor Class) shares for Class I (or Advisor Class) shares of another Portfolio on the basis of the relative net asset value per Class I (or Advisor Class) share.

         ALL CLASSES: The minimum value of shares which may be exchanged into another Portfolio in which shares are not already held is $_______ ($___________, in the case of Class I shares). No exchange out of a Portfolio (other than by a complete exchange of all Portfolio shares) may be made if it would reduce a shareholder's interest in the Portfolio to less than $______ ($__________, in the case of Class I shares).

         Each exchange will be made on the basis of the relative net asset value per share of the Portfolios involved in the exchange next computed following receipt by IMSC of telephone instructions or a properly executed written request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time upon at least 60 days' notice (to the extent required by applicable law). See "Redemptions."

         An exchange of shares between any of the Portfolios may result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

         Reduced sales charges apply to initial investments in Class A shares of the Portfolios made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. (See the Account Application in the Prospectus.) Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $__________ in Class A shares of a Portfolio. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Portfolio or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of the Portfolios held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, IMSC will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy (or the Trust) to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of the letter before signing.

RETIREMENT PLANS

         Shares of the Portfolios may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one Portfolio may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Portfolios in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee             no fee

         Retirement Plan Annual Maintenance Fee      $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Portfolios, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Portfolio may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund if that fund primarily distributes exempt-interest dividends.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAs: Shares of the Portfolios also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Portfolios in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

REINVESTMENT PRIVILEGE

         Shareholders who have redeemed Class A shares of a Portfolio may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Portfolio at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

     Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION

         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of the Portfolios. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code).

         "Rights of Accumulation" are also applicable to current purchases of all of the Portfolios by any of the persons enumerated above where the aggregate quantity of Class A shares of the Portfolios and of any other investment company distributed by IMDI previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to at least $50,000.

         At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular Portfolio's records.

SYSTEMATIC WITHDRAWAL PLAN

         A shareholder (other than a Class I shareholder) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan") by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $________ each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Portfolios or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.


GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of the Portfolios may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Portfolios do not themselves organize, offer or administer any such programs. However, they may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Portfolios are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Portfolios reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Portfolios and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Portfolios may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Portfolios reserves the right to change these fees from time to time without advance notice.

         Class A shares of the Portfolios are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

          (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

          (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

          (iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of the Portfolios are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Portfolios convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

REDEMPTIONS

         Shares of the Portfolios are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC. Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Portfolios reserve the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Portfolios is not reasonably practicable or it is not reasonably practicable for a Portfolio to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolios.

         Under unusual circumstances, when the Board deems it in the best interest of a Portfolio's shareholders, that Portfolio may make payment for shares repurchased or redeemed in whole or in part in securities of the Portfolio taken at current values. If any such redemption in kind is to be made, the Portfolio may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Portfolio to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Portfolio's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

         The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Portfolios for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. The Portfolios may delay for up to seven days delivery of the proceeds of a wire redemption request of $250,000 or more if considered appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Portfolios employ reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Portfolio may be liable for any losses due to unauthorized or fraudulent telephone instructions.

CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of each Portfolio will automatically convert to Class A shares of that Portfolio, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of each Portfolio occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.


                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Portfolio may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         YIELD. Quotations of yield for a specific class of shares of a Portfolio will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the period, according to the following formula:

         YIELD   =   2[({(a-b)/cd} + 1){superscript 6}-1]

         Where:    a    =  dividends and interest earned during the
                           period attributable to a specific class of shares,

                   b    =  expenses accrued for the period
                           attributable to that class (net of reimbursements),

                   c    =  the   average   daily
                           number  of  shares  of  that   class
                           outstanding  during the period  that
                           were entitled to receive  dividends,
                           and

                   d =     the  maximum  offering
                           price  per  share  (in  the  case of
                           Class A  shares)  or the  net  asset
                           value  per  share  (in  the  case of
                           Class B shares,  Class C shares  and
                           Class I  shares)  on the last day of
                           the period.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of a Portfolio will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Portfolio made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

         Where:   P  =  a hypothetical initial payment of $1,000
                        to purchase shares of a specific class

                  T  =  the average annual total return of shares of that class

                  n  =  the number of years

                       ERV = the ending redeemable
                       value  of  a   hypothetical   $1,000
                       payment made at the beginning of the
                       period.

         For purposes of the above computation for a Portfolio, it is assumed that all dividends and capital gains distributions made by the Portfolio are reinvested at net asset value in additional shares of the same class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum ______% sales charge is deducted from the initial $________ payment and, for Class B and Class C shares, the applicable CDSC imposed upon redemption of Class B or Class C shares held for the period is deducted. Standardized Return quotations for each Portfolio do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         The Portfolios may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of a Portfolio for a specified period. Cumulative total return quotations reflect changes in the price of each Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Portfolio shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of a Portfolio over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

         Where:            C =    cumulative total return

                           P =     a hypothetical initial investment of
                                   $1,000 to purchase shares of a specific class

                          ERV=     ending redeemable
                                   value:  ERV is the value, at the end
                                   of  the  applicable   period,  of  a
                                   hypothetical  $1,000 investment made
                                   at the  beginning of the  applicable
                                   period.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of a Portfolio's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for the Portfolios will vary from time to time depending on market conditions, the composition of the Portfolios' portfolios and operating expenses of the Portfolios. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Portfolios' shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Portfolios' shares and the risks associated with the Portfolios' investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Portfolios may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Portfolio Guide, Houston Post, Institutional Investor, International Portfolio Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Portfolio Forecaster, Mutual Portfolio Letter, Mutual Portfolio Source Book, Mutual Portfolio Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Portfolio Investor, No Load Portfolio* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                        CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Portfolios consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of a Portfolio are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Portfolio has preemptive rights or subscription rights.

         Under its Declaration of Trust, the Trust may create separate series or portfolios and divide any series or portfolio into one or more classes. The Trustees have authorized five series, each of which represents a Portfolio. The Trustees have further authorized the issuance of Class A, Class B, Class C, Class I and Advisor Class shares for the Portfolios.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Portfolio entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Portfolio are entitled to vote alone on matters that only affect the Portfolio. All classes of shares of each Portfolio will vote together, except with respect to the distribution plan applicable to the Portfolio's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all Portfolios, but affecting them differently, separate votes by the shareholders of each Portfolio are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Portfolio. If the Trustees of the Trust determine that a matter does not affect the interests of a particular Portfolio, then the shareholders of that Portfolio will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all Portfolios.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Portfolio means the vote of the lesser of: (1) 67% of the shares of the Portfolio (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Portfolio (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by each Portfolio, the matter shall have been effectively acted upon with respect to that Portfolio if a majority of the outstanding voting securities of the Portfolio votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         As of the date of this SAI, there were no Portfolio shares outstanding other than those issued to the sole shareholder.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust also provides for indemnification out of Portfolio property for all loss and expense of any shareholder of the Portfolio held personally liable for the obligations of the Portfolio. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No Portfolio is liable for the obligations of any other Portfolio.

                                    TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to the Portfolios. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Portfolios.

         Each Portfolio intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Portfolio's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of each Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, each Portfolio generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Portfolio intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. To avoid the tax, each Portfolio must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December of the year with a record date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolios may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolios in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Portfolios may be treated as having the acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolios will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Portfolios generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by each Portfolio. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Portfolios.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Portfolios to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Portfolios, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Portfolio as capital gain dividends, are taxable to individual shareholders at a maximum 20% capital gains rate whether paid in cash or in shares, and regardless of how long the shareholder has held the Portfolio's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Portfolio on the distribution date. A distribution of an amount in excess of a Portfolio's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution that generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Portfolio shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Portfolio, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Portfolio or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Portfolio shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

BACKUP WITHHOLDING

         Each  Portfolio  will be  required  to report to the  Internal  Revenue
Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Portfolio's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Portfolio with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Portfolios or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolios.


                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is computed by dividing the value of the Portfolio's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Portfolio's shares outstanding. For purposes of determining a Portfolio's aggregate net assets, receivables are valued at their realizable amounts. Each Portfolio's liabilities, if not identifiable as belonging to a particular class of the Portfolio, are allocated among that Portfolio's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Portfolio's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         Debt securities normally are valued on the basis of quotes obtained from brokers and dealers (or pricing services that take into account appropriate valuation factors). Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value. Options are valued at the last sale price on the exchange on which they principally are traded, if available, and otherwise are valued at the last offering price, in the case of written options, and the last bid price, in the case of purchased options. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Portfolios' Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Portfolios reserve the right to advance the time on that day by which purchase and redemption requests must be received.

         The sale of the Portfolios' shares will be suspended during any period when the determination of net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Portfolios' best interest to do so.

                             ADDITIONAL INFORMATION

         YEAR 2000 RISKS: The services provided to the Portfolios by IMI, MFC, MIMI and the Portfolios' other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. IMI, MFC, MIMI and the Portfolios' other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Portfolios believe these steps will be sufficient to avoid any material adverse impact on the Portfolios. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios.

                              FINANCIAL STATEMENTS

The Portfolios' Statement of Assets and Liabilities as of ________ ___, 1998 and the Notes thereto are attached hereto as Appendix B.

                                   APPENDIX A:

               RISKS ASSOCIATED WITH INVESTMENT TECHNIQUES USED BY
                  UNDERLYING FUNDS THAT ARE SERIES OF IVY FUND


                          [TO BE PROVIDED BY AMENDMENT]

                                          APPENDIX B

                   STATEMENT OF ASSETS AND LIABILITIES AS OF____________, 1999
                              AND REPORT OF INDEPENDENT ACCOUNTANTS

PART C.  OTHER INFORMATION

ITEM 23:          EXHIBITS

(a) DECLARATION OF TRUST:  Filed herewith.

(b) BY-LAWS: To be filed by amendment.

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS: To be filed by amendment.

(d) INVESTMENT ADVISORY CONTRACTS: To be filed by amendment.

(e) UNDERWRITING CONTRACTS: To be filed by amendment.

(f) BONUS OR PROFIT SHARING CONTRACTS:  Not applicable.

(g) CUSTODIAN AGREEMENTS: To be filed by amendment.

(h) OTHER MATERIAL CONTRACTS: To be filed by amendment.

(i) LEGAL OPINION:  To be filed by amendment.

          (j)      OTHER OPINIONS:  Not applicable.

          (k)      OMITTED FINANCIAL STATEMENTS:  Not applicable.

          (l)      INITIAL CAPITAL AGREEMENTS:  Not applicable.

          (m) RULE 12B-1 PLAN: To be filed by amendment.

          (n)      FINANCIAL DATA SCHEDULE: To be filed by amendment.

          (o) RULE 18F-3 PLAN: To be filed by amendment.


ITEM 24:          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         Not applicable.


ITEM 25:          INDEMNIFICATION

         A policy of insurance covering the Registrant and Ivy Management, Inc. (the Registrant's investment manager) will insure the Registrant's trustees, officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act. Reference is also made to Article IV of the Registrant's Declaration of Trust, dated November 18, 1998 (filed herewith).


ITEM 26:          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to the Form ADV of each of Ivy Management, Inc. ("IMI"), the Registrant's investment manager. The list required by this Item 26 of officers and directors of IMI, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of IMI's Form ADV.


ITEM 27: PRINCIPAL UNDERWRITERS

         (a) Ivy Mackenzie Distribution, Inc. ("IMDI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities.

         (b) The information required by this Item 27 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.


ITEM 28: LOCATION OF ACCOUNTS AND RECORDS

         Ivy Mackenzie Services Corp., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, maintains on the
Registrant's behalf physical possession of each account, book, and other document required to be maintained by section 31(a) of the Investment Company Act of 1940 and the rules thereunder.


ITEM 29: MANAGEMENT SERVICES

         Not applicable.

ITEM 30: UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 20th day of November, 1998.

                               MACKENZIE SOLUTIONS



                                            By:      /s/ C. WILLIAM FERRIS*
                                                     President
By:      /s/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE:                    TITLE:                              DATE:

/s/ C. WILLIAM FERRIS*     President, Treasurer (Chief           11/20/98
                           Financial Officer) and Trustee


By:      /s/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

*        Executed pursuant to powers of attorney filed herewith.

                                                  POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones its true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements on Form N-1A applicable to Mackenzie Solutions and any notices, amendments or supplements related thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents as of the 19th day of November, 1998.



                                             MACKENZIE SOLUTIONS



                                        By:  _____________________________
                                             C. William Ferris, President

                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Joseph R. Fleming and Sheldon A. Jones his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements on Form N-1A applicable to Mackenzie Solutions and any notices, amendments or supplements related thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed to these presents this 19th day of November, 1998.



By:                                                  Title:



______________________________      President, Treasurer (Chief Financial
C. William Ferris                           Officer) and Trustee

                                                    EXHIBIT INDEX


23(a)             Declaration of Trust